Note 16 - Related Party Transactions	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

16. Related Party Transactions

Details of related party transactions material to the operations of the Group other than compensation arrangements, expense allowances and other similar items in the ordinary course of business, are set out below:

On May 8, 2024, the Company announced that a fully underwritten non-renounceable rights issue of new CHESS depositary interests over fully paid ordinary shares in UBI (“New CDIs”) raised A$10 million (“Entitlement Offer”) at a ratio of 1 New CDI for approximately every 3.47 existing CDIs held at the record date, being April 16, 2024. In addition, participants in the Entitlement Offer received one attaching option to acquire CDIs for each New CDI acquired under the Entitlement Offer at an exercise price of A$0.20 (“Options”). The Options vested upon issue, expire 3 years from the date of issue, are exercisable in multiple tranches and each entitle the option holder to 1 CDI upon exercise (subject to any adjustments for reconstructions or bonus issues in accordance with the Listing Rules).

In connection with the Entitlement Offer, the Company received a binding commitment from the Underwriter, Viburnum Funds Pty Ltd (“Viburnum”) to fully underwrite the Entitlement Offer. Following the close of the Entitlement Offer, 29,289,424 New CDIs and Options were issued to Viburnum.

Mr. Craig Coleman is a Non-Executive Director of the Company and an Executive Chairman and associate of the Underwriter. Viburnum, as investment manager for its associated funds and entities currently holds voting power over approximately 29% of the Company’s shares.

The Company, after receiving the approval of the stockholders of the Company at a special meeting of stockholders held on April 10, 2024 (the “Meeting”), issued Viburnum 13,849,567 options, as its underwriting fee ("Underwriter Options"), equal in value to 5.0% of the underwritten amount of A$10 million. The Underwriter Options were issued on the same terms as the Options issued to investors under the Entitlement Offer.

The Securities have not been and will not be registered under the U.S. Securities Act of 1933, as amended (the “Securities Act”), and may not be offered or sold in the United States or to, or for the account of, a U.S. Person (within the meaning of Regulation S under the Securities Act), absent registration or an applicable exemption from the registration requirements. Hedging transactions involving these securities may not be conducted unless in compliance with the Securities Act.

In addition, the Company received stockholder approval at the Meeting to amend its certificate of incorporation to increase the number of authorized shares of common stock available for issuance.

On May 27, 2022, Viburnum acquired from Mr. Sharman, unlisted options to purchase up to 1,000,000 ordinary shares at A$0.57 per option. The options fully vested on March 25, 2020, had an exercise price of A$0.20 and have an expiry date of March 24, 2024. These options were exercised on March 22, 2024. In March 2024, Mr. Sharman and his associates exercised 1,364,666 options at an exercise price of A$0.20 per option.

There were no material related party transactions or balances as of December 31, 2024 other than as disclosed above.